Supplemental cash flow information	12 Months Ended
Oct. 31, 2018
Supplemental Cash Flow Information Abstract
Supplemental cash flow information [Text Block]

16.      Supplemental cash flow information

The following provides a reconciliation of the cash flows from convertible debentures and derivative liabilities :

Balance at November 1, 2017	$2,978,751
Cash flows from financing activities:
Convertible debenture advances	1,457,983
Convertible debenture repayments	(662,080)
Non-cash changes:
Convertible debenture interest accrued	125,328
Convertible debentures converted into common shares	(1,093,842)
Accretion expense	2,039,344
Gain on extinguishment of debt	(399,191)
Gain on revaluation of derivative liabilities	(1,094,718)
Convertible debenture renewal	(137,854)
Foreign exchange gain	(87,034)
Balance at October 31, 2018	$3,126,687